Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (43)	$ (2,231)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation, Amortization, Accretion, net	1,832	838
Provisions for loan losses	350
Gain on sale of loans held for sale	(152)	(16)
Proceeds from the sale of loans held for sale	2,066	1,967
Loans originated as held for sale	(1,318)	(729)
Income from bank-owned life insurance, net	(340)	(278)
(Gain) on sale of premise	(563)
(Gain) on sale of other real estate owned	(18)	(20)
Gain on sale of securities available for sale	(208)	(195)
(Increase) decrease in accrued interest receivable	(420)	250
Increase in deferred tax assets	(144)	(1,483)
Decrease (increase) in other assets	125	(1,060)
Stock options and restricted stock compensation expense	758	591
Employee Stock Ownership Plan compensation expense	193	171
Increase in other liabilities	(4,733)	2,834
Net cash (used in) provided by operating activities	(2,615)	639
Cash flows from investing activities:
Maturities of time deposits with banks	1,616	1,470
Maturities & repayments of securities held to maturity		5,800
Proceeds from sale of premise	1,600
Proceeds from sale of securities available for sale	36,350	60,369
Purchases of securities available for sale	(91,278)	(23,507)
Calls, repayments, and maturities of securities available for sale	25,466	10,923
Net increase in loans	(121,352)	(38,073)
Proceeds from sale of other real estate owned	38	61
Purchases of premises and equipment, net	(1,139)	(3,431)
Purchase of bank owned life insurance	(10,000)
Redemption of Federal Home Loan Bank stock	(1,622)	123
Business acquisitions, net of cash received	60,676	15,424
Net cash (used in)provided by investing activities	(99,645)	29,159
Cash flows from financing activities:
Net increase in deposits	44,266	9,260
Net increase (decrease) in Other Borrowings	37,923	(5,838)
Redemption in Preferred Stock		(5,700)
Payment of Dividend to Preferred Stock		(14)
Net proceeds received from stock issuance		11,359
Net proceeds received from subordinated notes	11,000
Net cash provided by financing activities	93,189	9,067
(Decrease) increase in cash and cash equivalents	(9,071)	38,865
Cash and cash equivalents at beginning of year	59,344	20,479
Cash and cash equivalents at end of year	50,273	59,344
Supplemental disclosure of cash flow information:
Cash paid during the period for-Interest	1,780	716
Noncash transaction
Accumulated other comprehensive loss, net change in unrealized loss on securities available for sale, net of taxes	(929)	(108)
Securities held to maturity transferred to available for sale		69,665
Transfer from loans to other real estate owned	20
Noncash assets acquired and liabilities assumed and common stock issued:
Securities available for sale	16,179	44,372
Loans Held for Sale	249
Loans	236,447	179,408
Premises and equipment	9,329	8,727
Federal Home Loan Bank stock	259	1,540
Cash surrender value of bank-owned life insurance		4,585
Deferred income taxes	(469)	2,095
Goodwill	10,726	9,500
Core Deposit Intangible	1,642	655
Accrued interest	609	685
Other Real Estate Owned		32
Other assets	88	98
Deposits	286,572	225,927
Federal Home Loan Bank advances		31,480
Other borrowings	5,017	3,285
Other liabilities	3,418	729
Preferred Stock		5,700
Common Stock issued	$ 40,728	$ 5,700